Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2020
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE
The primary assets and liabilities of the lessor VIE that impact the Company’s consolidated balance sheets and the financial statement line items in which they are presented as of December 31, 2019 and June 30, 2020, are as follows:

	December 31, 2019	June 30, 2020
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$796	$32

Liabilities
Amounts due to related parties, current	$451	$291
Amounts due to related parties, non-current	68,206	64,483